Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Gross	$ 11	$ 11
Less - accumulated depreciation	(5)	(4)
Property and Equipment, Net	6	7
Computers and Software [Member]
Property and Equipment, Gross	1	1
Furniture and Equipment [Member]
Property and Equipment, Gross	$ 10	$ 10